Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets - Brilliant Acquisition Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets [Line Items]
Gross proceeds			$ 46,000,000
Less: proceeds allocated to public warrants			(1,380,000)
Less: ordinary share issuance costs			(2,007,079)
Add: Accretion of carrying value to redemption value	$ 56,651	$ 7,687	3,387,079
Ordinary shares subject to possible redemption	41,549,673	47,387,687	$ 46,000,000
Add: Reclassification of temporary equity	$ 634,594	$ 1,380,000